Earnings per Share - Summary of Calculation of Earnings per Share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Profit attributable from continued operation to ordinary equity holders for basic earnings	R$ 551,021	R$ 325,132	R$ 381,392
Profit attributable from discontinued operation to ordinary equity holders for basic earnings		(47,328)	24,326
Dilutive effect of subsidiary's stock option plan	(1,352)	(3,096)	(394)
Dilutive effect of subsidiary's stock option plan-Discontinued operation		200
Dilutive effect of put option		(15,601)	(15,601)
Profit from continued operation attributable to ordinary equity holders adjusted for the effect of dilution	R$ 549,669	306,435	365,397
Profit from discontinued operation attributable ordinary equity holders adjusted for the effect dilution		R$ (47,128)	R$ 24,326
Basic number of shares outstanding-In thousands shares	262,999	264,691	264,691
Dilutive effect of stock option plan	5,553
Diluted number of shares outstanding-In thousan of shares	268,552	264,691	264,691
Continuing operations	R$ 2.0951	R$ 1.2283	R$ 1.4409
Discontinuing operations		(0.1788)	0.0919
Basic earnings loss per share	2.0951	1.0495	1.5328
Continuing operations	2.0468	1.1577	1.3805
Discontinuing operations		(0.1780)	0.0919
Diluted earnings loss per share	R$ 2.0468	R$ 0.9797	R$ 1.4724